REVENUES	12 Months Ended
Dec. 31, 2022
REVENUES
REVENUES

10.REVENUES

The Group defines enterprise customers who contributed revenues of RMB50 or more annually as key accounts, who contributed revenues between RMB5 and RMB50 annually as mid-sized accounts, and who contributed revenues of RMB5 or less annually as small-sized accounts. Revenues by source consist of the following:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Online recruitment services to enterprise customers	1,927,178	4,219,026	4,461,282
—Key accounts	330,795	928,360	1,033,561
—Mid-sized accounts	696,325	1,513,506	1,774,855
—Small-sized accounts	900,058	1,777,160	1,652,866
Others	17,181	40,102	49,780
Total	1,944,359	4,259,128	4,511,062

For revenues from online recruitment services to enterprise customers, RMB1,527,671, RMB3,043,692 and RMB3,331,046 were recognized over time for the years ended December 31, 2020, 2021 and 2022, respectively; and RMB399,507, RMB1,175,334 and RMB1,130,236 were recognized at a point in time for the years ended December 31, 2020, 2021 and 2022, respectively.